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                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-45946

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                    SUPPLEMENT TO THE FSA ADVISOR PROSPECTUS

                               DATED MAY 1, 2001
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        THE FOLLOWING REPLACES THE SECOND PARAGRAPH ON PAGE 6 OF THE PROSPECTUS
FOLLOWING THE HEADING PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY:

The minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments are not permitted. However, we will accept direct transfers or rollovers received at our Annuity Service Center by the 90th day following contract issue, if your intention to transfer such funds was indicated on a Transfer Form and submitted with your contract application. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment.




Date:  February 4, 2002


                Please keep this Supplement with your prospectus.